Segment Reporting (Details) - Schedule of Geographical Segments - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Total assets
Total assets	$ 24,416,643	$ 38,614,345
MDMOOC services [Member]
Total assets
Total assets	22,491,770	37,183,491
Sales of patented drugs [Member]
Total assets
Total assets	$ 1,924,873	$ 1,430,854